Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
THE ALGER FUNDS
Alger 35 Fund
(the “Fund”)
Supplement dated May 12, 2021 to the
Prospectus for Class P Shares of the Fund dated March 1, 2021, as amended and supplemented to date
Effective as of the close of business on May 7, 2021, Class P Shares of the Fund were reclassified as Class Z Shares of the Fund. Therefore, effective immediately, the following changes are made to the Fund’s prospectus for Class P Shares (the “Prospectus”):
All references to “Class P” in the sections of the Prospectus entitled “Summary Sections—Alger 35 Fund” and “Hypothetical Investment and Expense Information” are replaced with “Class Z.”
The first paragraph in the section of the Prospectus entitled “Summary Sections—Alger 35 Fund—Performance” is deleted in its entirety and replaced with the following:
The following bar chart and the table beneath it provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for the indicated periods compare with those of an appropriate benchmark of market performance. Effective upon the close of business May 7, 2021, Class P shares of the Fund were reclassified as Class Z shares. The reclassified Class Z shares have the same annual returns as the Class P shares because the shares are invested in the same portfolio of securities and the reclassified Class Z shares have the same expenses as the Fund’s Class P shares. The Fund’s past performance (before and after taxes) is not necessarily an indication of how it will perform in the future. Updated performance information is available on the Fund’s website
www.alger.com
.

Alger 35 Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
THE ALGER FUNDS
Alger 35 Fund
(the “Fund”)
Supplement dated May 12, 2021 to the
Prospectus for Class P Shares of the Fund dated March 1, 2021, as amended and supplemented to date
Effective as of the close of business on May 7, 2021, Class P Shares of the Fund were reclassified as Class Z Shares of the Fund. Therefore, effective immediately, the following changes are made to the Fund’s prospectus for Class P Shares (the “Prospectus”):
All references to “Class P” in the sections of the Prospectus entitled “Summary Sections—Alger 35 Fund” and “Hypothetical Investment and Expense Information” are replaced with “Class Z.”
The first paragraph in the section of the Prospectus entitled “Summary Sections—Alger 35 Fund—Performance” is deleted in its entirety and replaced with the following:
The following bar chart and the table beneath it provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for the indicated periods compare with those of an appropriate benchmark of market performance. Effective upon the close of business May 7, 2021, Class P shares of the Fund were reclassified as Class Z shares. The reclassified Class Z shares have the same annual returns as the Class P shares because the shares are invested in the same portfolio of securities and the reclassified Class Z shares have the same expenses as the Fund’s Class P shares. The Fund’s past performance (before and after taxes) is not necessarily an indication of how it will perform in the future. Updated performance information is available on the Fund’s website
www.alger.com
.